Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration.
Fees payable to the Company's auditor for the audit of the Parent Company and Group accounts	£ 3	£ 2	£ 1
Audit of accounts of subsidiaries of the Group	4	3	2
Audit-related assurance services	2
Total audit and audit-related assurance services	9	5	3
Non-audit services	3
Total	12	£ 5	£ 3
Amount paid to the Company's auditor in respect of the 2021 PCAOB group audit	£ 2